Principal Accounting Policies (Basis of presentation, principles of consolidation, recognition of noncontrolling interests and cost allocations) (Details) - Phoenix TV Group [Member] ¥ in Millions	12 Months Ended
Dec. 31, 2016 CNY (¥)
Agreement [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Percentage of the after-tax revenues earned from sublicensing Phoenix TV Group's video content to third parties	50.00%
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year	¥ 1.6
Percentage of annual growth on fixed amount of payment, group will pay	25.00%
New Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year	¥ 10.0
Percentage of annual growth on fixed amount of payment, group will pay	15.00%